United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-23174

(Investment Company Act File Number)

Federated Project and Trade Finance Tender Fund

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/19

Date of Reporting Period: Six months ended 09/30/18

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
September 30, 2018

Federated Project and Trade Finance Tender Fund
Fund Established 2016

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from April 1, 2018 through September 30, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of Richard B. (“Dick”) Fisher. He will be greatly missed.
RICHARD B. FISHER
(Former Officer of the Federated Funds, Chairman of Federated Securities Corp., and Vice Chairman of Federated Investors, Inc.)
Dick Fisher, along with John F. (“Jack”) Donahue and Thomas J. Donnelly, Esq., co-founded Federated in 1955 and served as a leader, particularly for Federated's sales division, and an officer of the Federated Funds. Mr. Fisher was a family man of deep faith, with exemplary character, prodigious generosity, immeasurable devotion, undeniable charm and a good sense of humor. He served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of duty to shareholders, coupled with his faith and devotion to family, allowed him to become the consummate gentleman and salesman par excellence who will be greatly missed. Among his many achievements, Mr. Fisher led the sales strategy and execution for Federated's Fund for U.S. Government Securities, the first fund to invest exclusively in government bonds, and spearheaded the campaign for sales of Federated's Government Income Securities Fund, the first of what would become Federated's Fortress family of funds. Federated expresses deep gratitude to Mr. Fisher for his inspiring leadership, distinguished service and contributions as a husband, father, co-founder, officer, colleague and friend.

Portfolio of Investments Summary Table (unaudited)
At September 30, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Trade Finance Agreements	94.1%
Cash Equivalents[2]	2.0%
Other Assets and Liabilities—Net[3]	3.9%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
September 30, 2018 (unaudited)
Principal Amount or Shares			Acquisition Date[1]	Cost[1]	Value
	[1]	TRADE FINANCE AGREEMENTS—94.1%
		Basic Industry - Chemicals—2.0%
$1,000,000	[2]	Industries Chimiques Du Senegal, 6.0905%, (3-month USLIBOR +3.750%), 11/6/2023	11/3/2017	$1,000,000	$1,001,500
		Basic Industry - Forestry/Paper—3.0%
1,500,000	[2]	Bahia Cellulose, 5.16469%, (1-month USLIBOR +3.000%), 7/18/2023	11/20/2017	1,500,000	1,500,750
		Basic Industry - Metals/Mining Excluding Steel—5.9%
1,000,000	[2]	Harmony Gold Mining Co. Ltd., 5.46175%, (3-month USLIBOR +3.150%), 8/17/2020	7/31/2018	1,000,000	999,000
1,000,000	[2]	Suek Tranche B, 5.21219%, (1-month USLIBOR +3.000%), 5/17/2022	10/10/2017-11/24/2017	1,000,000	997,500
704,521		Trafigura, 3.36738%, (1-month USLIBOR + 1.20%), 3/28/2019	4/26/2018	704,521	704,521
295,479	[2]	Trafigura, 2.25738%, (1-month USLIBOR + 0.09%), 3/28/2019	4/26/2018	295,479	295,479
		TOTAL			2,996,500
		Capital Goods - Aerospace & Defense—1.5%
740,741	[2]	Gulf Air BSC, 5.41813%, (1-month USLIBOR +3.250%), 1/19/2022	3/27/2017	741,852	740,741
		Consumer Cyclical - Apparel/Textiles—2.0%
997,905	[2]	PT Pan Brothers TBK, 3.81499%, (3-month USLIBOR +2.300%), 1/23/2019	6/21/2018-9/26/2018	997,905	995,909
		Consumer Non-Cyclical/Food-Wholesale—7.1%
500,000		Agrofertil, 4.2422%, 4/30/2019	5/18/2018	480,310	481,750
1,000,000	[2]	ETG Agri Inputs FZE Dubai, 5.41469%, (1-month USLIBOR +3.250%), 5/16/2019	6/27/2018	1,000,000	998,000
1,132,872	[2]	Gambia, Government of, 4.98837%-5.73165%, (12-month USLIBOR +3.500%), 9/6/2019	12/21/2017-9/12/2018	1,132,872	1,131,739
1,000,000	[2]	Vicentin II SIAC, 8.33920%, (3-month USLIBOR +6.000%), 1/15/2024	1/8/2018-2/21/2018	1,000,000	1,002,500
		TOTAL			3,613,989
		Energy - Exploration & Production—9.3%
833,333	[2]	EGPC African Export-Import Bank (Afreximbank), 7.92275%, (3-month USLIBOR +5.600%), 12/6/2019	6/20/2017	833,333	830,417
Semi-Annual Shareholder Report

Principal Amount or Shares			Acquisition Date[1]	Cost[1]	Value
	[1]	TRADE FINANCE AGREEMENTS—continued
		Energy - Exploration & Production—continued
$500,000	[2]	KMG Vitol, 4.09219%, (1-month USLIBOR +1.850%), 3/31/2020	3/16/2017	$498,750	$498,750
1,141,179	[2]	L1E, 4.74219%, (1-month USLIBOR +2.500%), 12/30/2021	9/12/2017-9/28/2018	1,119,719	1,128,626
637,292	[2]	Nigerian Petro, 6.08413%, (3-month USLIBOR +3.750%), 6/17/2019	10/27/2017	608,613	633,149
653,409	[2]	Rosneft Oil Co., 4.24219%, (1-month USLIBOR +2.000%), 6/27/2019	9/28/2017	654,432	652,756
970,588	[2]	Sonangol, 5.78613%, (3-month USLIBOR +3.400%), 7/30/2021	4/3/2017	936,213	971,073
		TOTAL			4,714,771
		Energy - Integrated Energy—2.6%
333,333	[2]	INA Industrija Nafte DD, 4.01063%, (6-month USLIBOR +1.500%), 8/19/2019	1/31/2017	333,333	332,833
1,000,000		Puma International Financing SA, 1.05%, 5/3/2019	6/29/2018	1,000,000	1,001,500
		TOTAL			1,334,333
		Energy - Oil Refining and Marketing—5.9%
725,000	[2]	Dangote, 9.0275%, (6-month USLIBOR +6.500%), 8/28/2020	2/6/2017	716,257	731,888
1,243,738	[2]	Egypt, Government of, 1.39194%-4.76406%, (12-month USLIBOR +2.600%), 1/11/2019	10/2/2017-1/12/2018	1,243,738	1,243,738
1,026,384	[2]	Pakistan, Government of, 3.81780%- 4.10178%, (12-month USLIBOR +2.220%), 11/19/2018	9/29/2017-11/21/2017	1,026,384	1,027,410
		TOTAL			3,003,036
		Finance/Banks/Brokers—14.8%
2,000,000	[2]	Banco Colombia, 2.63531%, (1-month USLIBOR +0.300%), 10/23/2018	9/28/2018	2,000,000	2,000,000
1,500,000	[2]	Banco Do Brasil S.A., 3.09325%, (3-month USLIBOR +0.750%), 2/8/2019	6/28/2018	1,500,000	1,503,750
500,000	[2]	Banco Supervielle SA, 5.16375%, (3-month USLIBOR +2.850%), 11/15/2020	6/28/2018	496,750	500,250
1,500,000	[2]	Santander Brazil, 2.69219%, (1-month USLIBOR +0.450%), 11/27/2018	9/28/2018	1,500,000	1,500,000
1,000,000	[2]	United Bank for Africa PLC, 5.33413%, (3-month USLIBOR +3.000%), 12/19/2018	1/16/2018	996,575	999,000
1,000,000	[2]	Zenith Bank (Ghana) Ltd., 5.573%, (6-month USLIBOR +3.050%), 2/28/2019	8/30/2018	1,000,000	999,000
		TOTAL			7,502,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Acquisition Date[1]	Cost[1]	Value
	[1]	TRADE FINANCE AGREEMENTS—continued
		Foreign Sovereign—25.1%
$926,282	[2]	Armenia International Airports CJSC, 8.00438%, (6-month USLIBOR +5.500%), 12/23/2022	12/28/2017	$935,545	$934,155
1,000,000	[2]	Bank of Kigali Ltd., 8.59856%, (3-month USLIBOR +6.250%), 10/19/2021	6/19/2017	1,000,000	995,500
472,694	[2]	Djibouti, Government of, 5.26482%-5.95844%, (1-month USLIBOR +3.800%), 11/16/2018	8/13/2018-9/14/2018	472,695	473,404
1,000,000	[2]	Golar Hill Corp., 3.92198%, (3-month USLIBOR +1.600%), 12/31/2018	4/20/2018	1,000,000	1,000,000
666,667	[2]	JSC Partnership, 6.89663%, (12-month USLIBOR +4.000%), 9/22/2020	9/22/2017	675,800	680,667
1,300,000	[2]	Kenya, Government of, 7.50313%, (6-month USLIBOR +5.000%), 4/18/2019	4/18/2017-4/27/2017	1,298,500	1,295,450
1,000,000	[2]	Kenya, Government of, 7.90313%, (6-month USLIBOR +5.400%), 3/9/2020	5/30/2018	1,006,500	1,003,000
584,921	[2]	Maldives, Government of, 4.59558%-4.92827%, (3-month USLIBOR +2.900%), 4/4/2019	6/8/2018-9/11/2018	584,921	586,383
1,000,000	[2]	Ministry of Finance Tanzania, 7.7025%, (6-month USLIBOR +5.200%), 6/23/2022	6/26/2017	994,000	1,001,000
800,000	[2]	Ministry of Finance Zambia, 8.50875%, (6-month USLIBOR +6.000%), 7/13/2020	7/17/2017	800,000	799,200
999,604	[2]	Pakistan, Government of, 4.73397%-4.77607%, (12-month USLIBOR +2.220%), 7/18/2019	6/15/2018-7/20/2018	999,604	999,604
1,458,904		Tunisia, Government of, 2.418%, 2/25/2019	4/23/2018-8/28/2018	1,458,904	1,458,904
1,460,886		Tunisia, Government of, 2.418%, 3/27/2019	6/13/2018-9/27/2018	1,460,886	1,463,077
		TOTAL			12,690,344
		Metals & Mining—3.0%
1,500,000	[2]	Ferrexpo AG, 6.88613%, (3-month USLIBOR +4.500%), 12/31/2020	3/7/2018	1,483,125	1,497,000
		Services - Airlines—1.5%
743,590	[2]	Pakistan International Airlines, 5.36219%, (1-month USLIBOR +3.150%), 2/24/2021	9/27/2017	736,154	740,987
		Services - Railroads—3.3%
658,290	[2]	Autopistas Urbanas SA (AUSA), 5.81375%, (3-month USLIBOR +3.500%), 11/15/2022	5/19/2017-11/13/2017	648,416	654,670
1,000,000	[2]	Ethiopian Railway Corp., 6.28050%, (6-month USLIBOR +3.750%), 7/8/2021	5/4/2017	1,000,000	999,000
		TOTAL			1,653,670
Semi-Annual Shareholder Report

Principal Amount or Shares			Acquisition Date[1]	Cost[1]	Value
	[1]	TRADE FINANCE AGREEMENTS—continued
		Services - Transportation Excluding Air/Rail—1.6%
$837,696	[2]	Asyaport, 6.90813%, (6-month USLIBOR +4.400%), 1/10/2024	1/31/2017	$837,696	$838,534
		Supranational—2.0%
1,000,000	[2]	PTA Bank, 4.63313%, (1-month USLIBOR +2.300%), 10/4/2018	2/1/2017	1,000,000	1,002,000
		Telecommunications - Wireless—0.7%
366,667	[2]	MTN Group Ltd., 4.46263%, (3-month USLIBOR +2.150%), 8/25/2021	7/12/2018	497,500	365,933
		Utility - Electric-Generation—2.8%
760,612	[2]	Casablanca & Giacote Solar PV Project, 5.14%, (6-month USLIBOR +2.625%), 5/15/2020	5/15/2017	745,400	759,471
173,083	[2]	Egypt Electric AfreximBK, 7.75813%, (3-month USLIBOR +5.250%), 4/10/2020	8/3/2017	173,083	173,343
500,037	[2]	Egypt Electric, 6.59050%, (3-month USLIBOR +4.250%), 5/5/2020	1/31/2017	499,286	492,786
		TOTAL			1,425,600
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $47,558,848)			47,617,597
		INVESTMENT COMPANY—2.0%
995,813		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.18%[3] (IDENTIFIED COST $995,875)			996,013
		TOTAL INVESTMENT IN SECURITIES—96.1% (IDENTIFIED COST $48,554,723)[4]			48,613,610
		OTHER ASSETS AND LIABILITIES - NET—3.9%[5]			1,994,258
		TOTAL NET ASSETS—100%			$50,607,868
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 3/31/2018	1,949,742
Purchases/Additions	18,729,890
Sales/Reductions	(19,683,819)
Balance of Shares Held 9/30/2018	995,813
Value	$996,013
Change in Unrealized Appreciation/Depreciation	$333
Net Realized Gain/(Loss)	$416
Dividend Income	$32,371
1	Denotes restricted securities that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2018, these restricted securities amounted to $47,617,597, which represented 94.1% of total net assets.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Trade Finance Agreements	$—	$—	$47,617,597	$47,617,597
Investment Company	996,013	—	—	996,013
TOTAL SECURITIES	$996,013	$—	$47,617,597	$48,613,610
The Fund uses a pricing service to provide price evaluations for Level 3 asset-backed securities, trade finance agreements and foreign government/agencies. The majority of price evaluations provided by the pricing service are based on market quotes provided by market specialists which are unobservable, and a portion of the evaluations are extrapolated from quotes for similar credits in similar regions. Due to specialists' inputs being proprietary and unobservable in the market place, these investments are determined to be Level 3 securities. Periodic reviews of third-party pricing services', including this particular pricing service's policies, procedures and valuation methods are conducted in accordance with procedures adopted by the Fund's Board of Trustees (the “Trustees”). See the Fair Valuation and Significant Events Procedures section of the accompanying Notes to Financial Statements for more information.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Trade Finance Agreements
Balance as of March 31, 2018	$45,797,733
Accrued discount/premiums	50,770
Realized gain (loss)	27,975
Change in unrealized appreciation (depreciation)	(10,230)
Purchases	22,289,134
(Sales)	(20,537,785)
Balance as of September 30, 2018	$47,617,597
The total change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2018	$(12,902)
The following acronym is used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2018	Year Ended 3/31/2018	Period Ended 3/31/2017[1]
Net Asset Value, Beginning of Period	$10.00	$10.02	$10.01
Income From Investment Operations:
Net investment income	0.22	0.28[2]	0.02
Net realized and unrealized gain	—	0.02	0.00[3]
TOTAL FROM INVESTMENT OPERATIONS	0.22	0.30	0.02
Less Distributions:
Distributions from net investment income	(0.22)	(0.32)	(0.01)
Distributions from net realized gain	—	(0.00)[3]	—
TOTAL DISTRIBUTIONS	(0.22)	(0.32)	(0.01)
Net Asset Value, End of Period	$10.00	$10.00	$10.02
Total Return[4]	2.19%	3.04%	0.22%
Ratios to Average Net Assets:
Net expenses	0.70%[5]	0.67%	0.34%[5]
Net investment income	4.41%[5]	2.74%	1.37%[5]
Expense waiver/reimbursement[6]	0.32%[5]	0.34%	1.72%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$50,608	$49,484	$70,873
Portfolio turnover	13%	39%	4%
1	Reflects operations for the period from January 31, 2017 (date of initial public investment) to March 31, 2017. During the period prior to date of initial public investment, a distribution of $0.012 per share was made to the Adviser.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
September 30, 2018 (unaudited)
Assets:
Investment in securities, at value including $996,013 of investment in an affiliated holding (identified cost $48,554,723)		$48,613,610
Cash		1,165,020
Income receivable		543,640
Income receivable from an affiliated holding		12,929
Receivable for investments sold		351,987
Prepaid expenses		4,183
TOTAL ASSETS		50,691,369
Liabilities:
Due to broker	$5,126
Payable for investment adviser fee (Note 5)	1,034
Payable for Directors'/Trustees' fees (Note 5)	186
Payable for auditing fees	31,594
Payable for portfolio accounting fees	37,307
Payable for share registration costs	8,254
TOTAL LIABILITIES		83,501
Net assets for 5,059,671 shares outstanding		$50,607,868
Net Assets Consist of:
Paid-in capital		$50,436,787
Net unrealized appreciation		58,887
Accumulated net realized gain		35,899
Undistributed net investment income		76,295
TOTAL NET ASSETS		$50,607,868
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$50,607,868 ÷ 5,059,671 shares outstanding, no par value, unlimited shares authorized		$10.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended September 30, 2018 (unaudited)
Investment Income:
Interest (net of foreign taxes withheld of $1,263)		$1,249,476
Dividends received from an affiliated holding*		32,371
TOTAL INCOME		1,281,847
Expenses:
Investment adviser fee (Note 5)	$125,363
Custodian fees	2,786
Transfer agent fee	13,482
Directors'/Trustees' fees (Note 5)	3,625
Auditing fees	15,465
Legal fees	5,032
Portfolio accounting fees	62,103
Share registration costs	15,076
Printing and postage	8,165
Miscellaneous (Note 5)	5,512
TOTAL EXPENSES	256,609
Waiver/reimbursement of investment adviser fee (Note 5)	(79,872)
Net expenses		176,737
Net investment income		1,105,110
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized gain of $416 on sales of investments in an affiliated holding*)		28,391
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $333 on investments in an affiliated holding*)		(9,897)
Net realized and unrealized gain on investments		18,494
Change in net assets resulting from operations		$1,123,604
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 9/30/2018	Year Ended 3/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,105,110	$1,849,773
Net realized gain	28,391	23,467
Net change in unrealized appreciation/depreciation	(9,897)	53,332
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,123,604	1,926,572
Distributions to Shareholders:
Distributions from net investment income	(1,086,662)	(1,869,310)
Distributions from net realized gain	—	(19,016)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,086,662)	(1,888,326)
Share Transactions:
Net asset value of shares issued to shareholders in payment of distributions declared	1,086,662	1,888,326
Cost of shares redeemed	—	(23,315,156)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,086,662	(21,426,830)
Change in net assets	1,123,604	(21,388,584)
Net Assets:
Beginning of period	49,484,264	70,872,848
End of period (including undistributed net investment income of $76,295 and $57,847, respectively)	$50,607,868	$49,484,264
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Cash Flows
Six Months Ended September 30, 2018
Operating Activities:
Change in net assets resulting from operations	$1,123,604
Adjustments to Reconcile Change in Net Assets Resulting From Operations to Net Cash Provided By Operating Activities:
Purchases of investment securities	(22,289,134)
Proceeds from disposition of investment securities	20,537,785
Purchase of short-term investment, net	954,088
Amortization/accretion of premium/discount, net	(50,770)
Increase in income receivable	(99,689)
Decrease in receivable for investments sold	872,417
Increase in prepaid expenses	(4,183)
Decrease in accrued expenses	(79,088)
Net realized gain	(28,391)
Change in unrealized appreciation/depreciation	9,897
NET CASH PROVIDED BY OPERATING ACTIVITIES	946,536
Net increase in cash	946,536
Cash at beginning period	218,484
Cash at end of period	$1,165,020
Non-cash financing activities not included herein consist of reinvestments of dividends and distributions of $1,086,662.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
September 30, 2018 (unaudited)
1. ORGANIZATION
Federated Project and Trade Finance Tender Fund (the “Fund”) was organized as a Delaware statutory trust on June 30, 2016, as a continuously offered, non-diversified, closed-end management investment company. The Fund is registered under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended. The Fund's investment objective is to provide total return primarily from income.
The Fund received its initial capital from Federated Investment Management Company (the “Adviser”), a wholly owned subsidiary of Federated Investors, Inc., on October 12, 2016, in which the sale and issuance was made of 10,000 common shares of beneficial interest, at an aggregate purchase price of $100,000. The Fund became effective on December 7, 2016, and the first public shares were sold on January 31, 2017. Distributions of $120 were made to the Adviser prior to the date of initial public investment.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Adviser and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
The pricing service bases their evaluations for the majority of Fund investments on indications of values from banks that make project and trade finance loans, weighted based on the accuracy of their historical indications and other factors to arrive at a price evaluation. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security.
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Although the factors on which pricing services base their evaluations generally consist of observable inputs, certain fixed-income securities, such as trade finance agreements, are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, pricing services frequently cannot rely on executed trade prices to support their evaluations of these securities and must necessarily rely more heavily on unobservable inputs. In such circumstances, the Fund may classify securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver and reimbursement of $79,872 is disclosed in various locations in Note 5.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2018, tax years 2017 and 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the State of Delaware.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 9/30/2018	Year Ended 3/31/2018
Shares issued to shareholders in payment of distributions declared	108,775	188,700
Shares redeemed	—	(2,308,431)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	108,775	(2,119,731)
Each Shareholder will automatically be a participant under the Fund's Dividend Reinvestment Plan (DRP) and have all income dividends and/or capital gains distributions automatically reinvested in Shares. Election not to participate in the DRP and to receive all income dividends and/or capital gains distributions, if any, in cash may be made by notice to the Fund or, if applicable, to a Shareholder's broker or other intermediary (who should be directed to inform the Fund).
4. FEDERAL TAX INFORMATION
At September 30, 2018, the cost of investments for federal tax purposes was $48,554,723. The net unrealized appreciation of investments for federal tax purposes was $58,887. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $105,856 and net unrealized depreciation from investments for those securities having an excess of cost over value of $46,969.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser and certain of its affiliates on their own initiative have agreed to waive their fees (if any), and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, proxy-related expenses, premiums for risk insurance policies on portfolio securities and certain legal fees related to specific investments paid by the Fund, if any) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.70% of the Fund's average daily net assets (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) August 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees. Effective from January 31, 2017 through April 30, 2017, the Adviser and certain of its affiliates on their own initiative had agreed to waive certain amounts of their respective fees and/or reimburse expenses such that total annual operating expenses as described above would not exceed 0.34%. For the six months ended September 30, 2018, the Adviser voluntarily waived $79,119 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended September 30, 2018, the Adviser reimbursed $753.
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Certain of the Fund's assets are managed by Federated Investors (UK) LLP (the “Sub-Adviser”) an affiliate of the Adviser. Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.39% of the daily net assets of the Fund. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended September 30, 2018, the Sub-Adviser earned a fee of $97,783.
Administrative Services
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS receives no compensation for providing administrative services to the Fund.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2018, were as follows:
Purchases	$4,706,206
Sales	$13,198,964
7. CONCENTRATION OF RISK (UNAUDITED)
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
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At September 30, 2018, the diversification of countries was as follows:
Country	Percentage of Total Net Assets
Brazil	8.9
Kenya	6.5
Tunisia	5.8
Pakistan	5.5
Egypt	5.4
Nigeria	4.7
Argentina	4.3
Tanzania, United Republic Of	4.0
Colombia	4.0
Russia	3.3
Ukrainian Ssr	3.0
South Africa	2.7
Gambia	2.2
Germany, Federal Republic of	2.2
Luxembourg	2.0
Senegal	2.0
Cameroon, United Republic Of	2.0
Ethiopia	2.0
Ghana	2.0
United Arab Emirates	2.0
Indonesia	2.0
Rwanda	2.0
Angola	1.9
Armenia	1.8
Turkey	1.6
Zambia	1.6
Uruguay	1.5
Bahrain	1.4
Georgia	1.3
Maldives	1.1
Kazakhstan	1.0
Paraguay	0.9
Djibouti	0.9
Croatia	0.6
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2018, there were no outstanding loans. During the six months ended September 30, 2018, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2018 to September 30, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 4/1/2018	Ending Account Value 9/30/2018	Expenses Paid During Period[1]
Actual	$1,000	$1,021.90	$3.55
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.60	$3.55
1	Expenses are equal to the Fund's annualized net expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2018
FEDERATED PROJECT AND TRADE FINANCE TENDER FUND (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”) reviewed and unanimously approved the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory and subadvisory contracts. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits
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that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings, at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory and subadvisory contracts included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, as among others: the Adviser's and sub-adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term performance (in absolute terms, both on a gross basis and net
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of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, sub-adviser and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the fund industry and market practices; the range of comparable fees for similar funds in the fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar funds more heavily than non-fund products or services because it is believed that they are more relevant. For example, other closed-end funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and that the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., applicable institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver
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competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory and subadvisory contracts.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor) . In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover,
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the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
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regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory and subadvisory contracts. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory and subadvisory contracts was appropriate.
The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contracts reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Source of Distributions–Notice
Under the federal securities laws, the Fund is required to provide a notice to shareholders regarding the source of distributions made by the Fund if such distributions are from sources other than ordinary investment income. In addition, important information regarding the Fund's distributions, if applicable, is available via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Closed-end funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in closed-end funds involves investment risk, including the possible loss of principal.
This Overview and Report is for shareholder information. This is not a Prospectus intended for use in the sale of Fund Shares. Statements and other information contained in this Overview and Report are as dated and subject to change.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-730-6001 or email CEinfo@federatedinvestors.com.
Semi-Annual Shareholder Report

Federated Project and Trade Finance Tender Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
CUSIP 31424D104

Q453326 (11/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

(a)	Not Applicable
(b)	Effective October 16, 2018, Patrick Bayliss no longer serves as a portfolio manager of the Fund.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End

Management Investment Companies

Not Applicable. The Fund does not currently participate in a securities lending program and did not engage in any securities lending activities during the period of this report.

Item 13.	Exhibits

(a)(1) Not Applicable.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(a)(4) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Project and Trade Finance Tender Fund

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date November 20, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 20, 2018